Offerings - Offering: 1	Jun. 30, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2028
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	99.385
Maximum Aggregate Offering Price	$ 397,540,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 60,863.37
Offering Note
(1)	Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).